LOANS - Credit Quality Indicator Details (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 347,877	$ 341,333	$ 333,294
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	329,585	324,986	314,771
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	4,313	4,112	3,523
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	13,744	11,970	14,815
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	235	265	185
Residential Mortgage Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	168,353	168,280	176,610
Residential Mortgage Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	161,351	161,995	169,456
Residential Mortgage Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,749	1,649	1,323
Residential Mortgage Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	5,240	4,622	5,831
Residential Mortgage Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	13	14
1-4 Family First Lien Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans	167,145	166,298	173,955
1-4 Family First Lien Residential Mortgage | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	160,143	160,013	166,801
1-4 Family First Lien Residential Mortgage | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,749	1,649	1,323
1-4 Family First Lien Residential Mortgage | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	5,240	4,622	5,831
1-4 Family First Lien Residential Mortgage | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	13	14
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans	1,208	1,982	2,655
Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,208	1,982	2,655
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans
Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Commercial Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	154,172	147,777	131,142
Commercial Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	144,430	139,384	122,038
Commercial Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	2,145	1,946	1,922
Commercial Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	7,451	6,298	7,072
Commercial Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	146	149	110
Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	102,559	95,536	82,329
Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	95,836	90,162	76,719
Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,276	918	1,685
Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	5,447	4,456	3,925
Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Lines of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans	14,883	14,444	13,748
Lines of Credit | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	13,314	12,941	12,026
Lines of Credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	481	560
Lines of Credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	1,088	943	1,647
Lines of Credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans			75
Other Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	33,949	32,675	31,477
Other Commercial and Industrial Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	32,499	31,159	29,705
Other Commercial and Industrial Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	388	468	237
Other Commercial and Industrial Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	916	899	1,500
Other Commercial and Industrial Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	146	149	35
Municipal
Financing Receivable, Recorded Investment [Line Items]
Loans	2,781	5,122	3,588
Municipal | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	2,781	5,122	3,588
Municipal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans
Municipal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans
Municipal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	25,352	25,276	25,542
Consumer Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	23,804	23,607	23,277
Consumer Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	419	517	278
Consumer Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	1,053	1,050	1,912
Consumer Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	76	102	75
Home Equity and Junior Liens
Financing Receivable, Recorded Investment [Line Items]
Loans	21,387	21,110	22,073
Home Equity and Junior Liens | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	19,948	19,567	20,078
Home Equity and Junior Liens | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	401	487	145
Home Equity and Junior Liens | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	962	976	1,801
Home Equity and Junior Liens | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	76	80	49
Other Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans	3,965	4,166	3,469
Other Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	3,856	4,040	3,199
Other Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	18	30	133
Other Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	91	74	111
Other Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 22	$ 26